                                CARNEGIE CAPITAL
                               MANAGEMENT COMPANY
                            THE CARNEGIE FUNDS GROUP
                   1228 Euclid Avenue, Cleveland, Ohio 44115
                             Phone: (216) 781-4440
                         call toll free (800) 321-2322


--------------------------------------------------------------------------------

                                    CARNEGIE

                          Liquid Capital Income Trust
                is a money market fund with dividends compounded
               daily. Withdraw cash at any time without penalty.

                                    CARNEGIE

                          Government Securities Trust
             is a money market fund investing in securities issued
               or guaranteed by the U.S. Government, its agencies
                or instrumentalities and repurchase agreements.

                                    CARNEGIE

                             Tax Free Income Trust
              provides income free from federal income taxation--
                      while offering all the advantages of
                              a money market fund.

                                    CARNEGIE

                            Tax Exempt Income Trust
                          Ohio General Municipal Fund
                    provides a high level of current income
                        exempt from federal income tax.

      This report was prepared for shareholders of the Trust. It is not authorized for distribution to others unless it is accompanied or preceded by a current combined prospectus. For more complete information on Carnegie funds, including sales charges and expenses, see the appropriate sections of the combined prospectus, which may be obtained from Carnegie or your broker. Read the prospectus carefully before you invest or send money.

                                     (LOGO)

                      CARNEGIE CAPITAL MANAGEMENT COMPANY

  CARNEGIE
   FUNDS GROUP

         -- Liquid Capital Income Trust

         -- Carnegie Government
             Securities Trust

         -- Carnegie Tax Free Income
             Trust

         -- Carnegie Tax Exempt Income
             Trust -- Ohio General Municipal Fund
-------------------------------------------------------------------

    Semi-Annual Report

    January 31, 1997

-------------------------------------------------------------------
                     CARNEGIE CAPITAL MANAGEMENT COMPANY
                     1100 The Halle Building
                     1228 Euclid Avenue
                     Cleveland, Ohio 44115-1831
    (LOGO)

 SEMI-ANNUAL MESSAGE FROM THE PRESIDENT:

 MONEY MARKET SEMI-ANNUAL REPORT 1997

 Dear Fellow Shareholders:

      Much of the investment attention has shifted to the equity side of the mutual fund industry, with the spectacular returns of both 1995 and 1996. The entire industry has seen a dramatic rise in assets under management because of the positive "press" and aforementioned returns. Money market funds have also seen added dollars, partly due to greater public awareness overall, and also because of the continued competitive returns they provide with prudent, short-term, quality investments.

      We at Carnegie Capital continue to believe that the purpose for which your Funds were created still is more than relevant in today's volatile market environment. In fact, it may be more so now than ever before, with almost 80% of all monies in equity mutual funds having been there less than five years! Money market mutual funds have always provided investors a competitive return with safety -- the price per share on Liquid Capital Income Trust, as well as Carnegie Government Securities Trust, and Carnegie Tax-Free Income Trust has never varied from $1.00 per share.

      We thank you for your continued confidence in The Carnegie Funds Group, and do hope you will call or write with any comments or suggestions.

                                            Sincerely,
                                            /s/ George R. Mateyo
                                            George R. Mateyo
                                            President

 LIQUID CAPITAL INCOME TRUST -- FINANCIAL HIGHLIGHTS

 Data for each share outstanding throughout the period

                                      SIX MONTHS
                                        ENDED                               YEAR ENDED JULY 31,
                                     JANUARY 31,      ---------------------------------------------------------------
                                         1997             1996             1995             1994             1993
                                     ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of
 period...........................          $1.00            $1.00            $1.00            $1.00            $1.00
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income............          0.023            0.047            0.047            0.026            0.024
                                     ------------     ------------     ------------     ------------     ------------
 Total from Investment
   Operations.....................          0.023            0.047            0.047            0.026            0.024
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income.........................         (0.023)          (0.047)          (0.047)          (0.026)          (0.024)
                                     ------------     ------------     ------------     ------------     ------------
 Total Distributions..............         (0.023)          (0.047)          (0.047)          (0.026)          (0.024)

Net Asset Value, End of Period              $1.00            $1.00            $1.00            $1.00            $1.00
                                     ============     ============     ============     ============     ============
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of
   average daily net assets(1)....           .96%(2)         0.90%            0.87%            0.88%            0.83%
 Net investment income as a
   percentage of average daily net
   assets(1)......................          4.52%(2)         4.69%            4.72%            2.62%            2.43%
Net Assets at end of period.......   $192,969,362     $205,508,605     $247,385,884     $289,950,268     $335,030,422
                                     ============     ============     ============     ============     ============


                                        1992
                                    ------------
Net asset value, beginning of
 period...........................         $1.00
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income............         0.042
                                    ------------
 Total from Investment
   Operations.....................         0.042
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income.........................        (0.042)
                                    ------------
 Total Distributions..............        (0.042)
Net Asset Value, End of Period             $1.00
                                    ============
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of
   average daily net assets(1)....         0.77%
 Net investment income as a
   percentage of average daily net
   assets(1)......................         4.25%
Net Assets at end of period.......  $431,773,459
                                    ============

 (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

 (2) Annualized basis.

 CARNEGIE GOVERNMENT SECURITIES TRUST -- FINANCIAL HIGHLIGHTS

 Data for each share outstanding throughout the period

                                        SIX MONTHS
                                           ENDED                                    YEAR ENDED JULY 31,
                                        JANUARY 31,     ---------------------------------------------------------------------------
                                           1997            1996            1995            1994            1993            1992
                                        -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of
 period..............................         $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............         0.021           0.045           0.044           0.024           0.022           0.040
                                        -----------     -----------     -----------     -----------     -----------     -----------
 Total from Investment Operations....         0.021           0.045           0.044           0.024           0.022           0.040
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income............................        (0.021)         (0.045)         (0.044)         (0.024)         (0.022)         (0.040)
                                        -----------     -----------     -----------     -----------     -----------     -----------
 Total Distributions.................        (0.021)         (0.045)         (0.044)         (0.024)         (0.022)         (0.040)

Net Asset Value, End of Period.......         $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
                                        ===========     ===========     ===========     ===========     ===========     ===========
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average
   daily net assets(1)...............         1.14%(2)        1.03%           1.06%           0.98%           0.87%           0.79%
 Net investment income as a
   percentage of average daily net
   assets(1).........................         4.28%(2)        4.50%           4.38%           2.37%           2.25%           4.05%
Net Assets at end of period..........   $12,500,723     $12,737,746     $14,424,876     $18,078,719     $25,364,240     $34,687,846
                                        ===========     ===========     ===========     ===========     ===========     ===========

 (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

 (2) Annualized basis.

CARNEGIE TAX FREE INCOME TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                                              SIX MONTHS
                                                 ENDED                             YEAR ENDED JULY 31,
                                              JANUARY 31,      -----------------------------------------------------------
                                                 1997             1996            1995            1994            1993
                                             -------------     -----------     -----------     -----------     -----------
Net asset value, beginning of period.......         $1.00            $1.00           $1.00           $1.00           $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................         0.014            0.029           0.029           0.018           0.019
                                             -------------     -----------     -----------     -----------     -----------
 Total from Investment Operations..........         0.014            0.029           0.029           0.018           0.019
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income..................................        (0.014)          (0.029)         (0.029)         (0.018)         (0.019)
                                             -------------     -----------     -----------     -----------     -----------
 Total Distributions.......................        (0.014)          (0.029)         (0.029)         (0.018)         (0.019)

Net Asset Value, End of Period.............         $1.00            $1.00           $1.00           $1.00           $1.00
                                             ============       ==========      ==========      ==========      ==========
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average daily
   net assets(1)...........................         0.82%(2)         0.80%           0.82%           0.77%           0.76%
 Net investment income as a percentage of
   average daily net assets(1).............         2.76%(2)         2.92%           2.86%           1.77%           1.88%
Net Assets at end of period................   $22,846,635      $25,266,098     $27,615,905     $31,640,760     $40,646,525
                                             ============       ==========      ==========      ==========      ==========


                                                 1992
                                             ------------
Net asset value, beginning of period.......         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................         0.036
                                             ------------
 Total from Investment Operations..........         0.036
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income..................................        (0.036)
                                             ------------
 Total Distributions.......................        (0.036)
Net Asset Value, End of Period.............         $1.00
                                              ===========
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average daily
   net assets(1)...........................         0.69%
 Net investment income as a percentage of
   average daily net assets(1).............         3.58%
Net Assets at end of period................   $56,180,652
                                              ===========

(1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

(2) Annualized basis.

CARNEGIE TAX EXEMPT INCOME TRUST -- OHIO GENERAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS -- Data for each share outstanding throughout the period

                                              SIX MONTHS
                                                 ENDED                             YEAR ENDED JULY 31,
                                              JANUARY 31,      -----------------------------------------------------------
                                                 1997             1996            1995            1994            1993
                                             -------------     -----------     -----------     -----------     -----------
Net asset value, beginning of period.......         $9.41            $9.46           $9.50           $9.87           $9.79
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(2)..................         0.244            0.514           0.556           0.549           0.559
 Net realized and unrealized gains/(losses)
   on securities...........................  0.070.......           (0.050)         (0.040)         (0.370)          0.080
                                             -------------     -----------     -----------     -----------     -----------
 Total from investment operations..........  0.314.......            0.464           0.516           0.179           0.639
 LESS DISTRIBUTIONS:
 Distributions from net investment
   income..................................        (0.244)          (0.514)         (0.556)         (0.549)         (0.559)
                                             -------------     -----------     -----------     -----------     -----------
 Total distributions.......................        (0.244)          (0.514)         (0.556)         (0.549)         (0.559)

Net Asset Value, End of Period.............         $9.48            $9.41           $9.46           $9.50           $9.87
                                             ============       ==========      ==========      ==========      ==========
ANNUAL TOTAL RETURN........................         2.50%            4.98%           5.50%           1.82%           6.77%
                                             ============       ==========      ==========      ==========      ==========
RATIOS/SUPPLEMENTAL INFORMATION
 Net assets at end of period...............   $10,723,185      $11,655,988     $11,448,521     $12,574,835     $18,669,199
 Expenses as a percentage of average daily
   net assets(1)(2)........................         0.91%(3)         0.88%           0.97%           0.93%           0.81%
 Net investment income as a percentage of
   average daily net assets(1).............         5.15%(3)         5.41%           5.95%           5.68%           5.81%
 Portfolio Turnover rate...................            0%           23.45%           8.77%          10.04%           4.98%


                                                1992
                                             -----------
Net asset value, beginning of period.......        $9.26
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(2)..................        0.571
 Net realized and unrealized gains/(losses)
   on securities...........................        0.530
                                             -----------
 Total from investment operations..........        1.101
 LESS DISTRIBUTIONS:
 Distributions from net investment
   income..................................       (0.571)
                                             -----------
 Total distributions.......................       (0.571)
Net Asset Value, End of Period.............        $9.79
                                              ==========
ANNUAL TOTAL RETURN........................       12.32%
                                              ==========
RATIOS/SUPPLEMENTAL INFORMATION
 Net assets at end of period...............  $28,011,143
 Expenses as a percentage of average daily
   net assets(1)(2)........................        0.76%
 Net investment income as a percentage of
   average daily net assets(1).............        6.10%
 Portfolio Turnover rate...................       11.40%

(1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Fund.

(2) During the periods indicated, the Fund did not make payments or made partial payments under their Distribution Expenses Plan and CCMC waived management fees. Net investment income for the Ohio General Municipal Fund would have been $.232 for the six months ended January 31, 1997, $.483, $528, $.520, $.530, and $.543 for the years ended July 31, 1996, 1995, 1994, 1993 and
    1992, respectively; had such Distribution Expense Plan payments been made and had such fees not been waived. Expenses as a percentage of average net assets would have been 1.21% for the six months ended January 31, 1997, 1.18%, 1.27%, 1.23%, 1.11%, and 1.06% for the same periods, respectively.

(3) Annualized basis.

                          LIQUID CAPITAL INCOME TRUST
                            STATEMENT OF NET ASSETS
                                JANUARY 31, 1997
                                  (UNAUDITED)

 PRINCIPAL                                                                                 MATURITY DATES      VALUE
   AMOUNT                                                                                      (1997)         (NOTE A)
------------                                                                               --------------- --------------
                CERTIFICATES OF DEPOSIT -- 4.9%
$  9,500,000    First Deposit National Bank, 5.50%........................................       5/9        $   9,500,000
                                                                                                             ------------
                TOTAL CERTIFICATES OF DEPOSIT (Cost $9,500,000)...........................                      9,500,000
                                                                                                             ------------
                COMMERCIAL PAPER+ -- 36.4%
  10,000,000    Dean Witter Company, 5.32%................................................      2/14            9,983,744
   9,500,000    Ford Motor Credit Company, 5.25%..........................................       2/6            9,495,844
   6,200,000    Harley-Davidson Dealer Funding Corp., 5.35................................      3/14            6,164,066
   3,900,000    Industrial Funding Corp., 5.45%...........................................      4/15            3,858,080
   5,500,000    Industrial Funding Corp., 5.43%...........................................      4/25            5,432,804
   5,270,000    Metropolitan Washington Airport Authority, 5.48%..........................      2/25            5,317,843
   1,755,000    Metropolitan Washington Airport Authority, 5.48%..........................      2/25            1,770,932
   9,000,000    National City Corp., 5.38%................................................       2/3            9,000,000
   9,500,000    Philip Morris Companies, 5.27%............................................      2/24            9,470,795
   9,900,000    Republic National Bank of New York, 5.30%.................................      4/10            9,803,805
                                                                                                             ------------
                TOTAL COMMERCIAL PAPER (Cost $70,297,913).................................                     70,297,913
                                                                                                             ------------
                LETTERS OF CREDIT -- 10.0%
  10,000,000    AES Barbers Point Inc., 5.32%.............................................      2/14            9,983,745
   9,500,000    First National Bank of Chicago, Commonwealth Fuel, 5.34%..................      4/25            9,385,858
                                                                                                             ------------
                TOTAL LETTERS OF CREDIT (Cost $19,369,603)................................                     19,369,603
                                                                                                             ------------
                U.S. GOVERNMENT INTEREST BEARING AND AGENCIES -- 25.9%
  10,000,000    Federal Home Loan Mortgage Corp., 5.22%...................................      2/13            9,985,500
  10,000,000    Federal Home Loan Mortgage Corp., 5.22%...................................      2/17            9,976,800
  15,000,000    Federal National Mortgage Association, 5.23%..............................      2/14           14,976,029
  15,000,000    Federal National Mortgage Association, 5.23%..............................      2/18           14,967,312
                                                                                                             ------------
                TOTAL U.S. GOVERNMENT INTEREST BEARING AND AGENCIES
                (Cost $49,905,641)........................................................                     49,905,641
                                                                                                             ------------
                REPURCHASE AGREEMENTS -- 22.7%
  45,130,000    Merrill Lynch Government Securities, Inc., 5.45%; Collateralized by
                $45,130,000 Federal National Mortgage Association, 5.45% due 4/10/97
                (repurchase proceeds $43,819,892).........................................       2/3           43,800,000
                                                                                                             ------------
                TOTAL INVESTMENTS -- 99.9% (Cost $192,873,157)............................                    192,873,157
                OTHER ASSETS LESS LIABILITIES -- .1%......................................                         96,205
                                                                                                             ------------
                NET ASSETS -- 100.0% -- equivalent to $1.00 per share for 192,969,362 outstanding Capital Shares in the Trust, $.10 par value (unlimited number
                of shares authorized) -- NOTE E...........................................                  $ 192,969,362
                                                                                                             ============

+ At January 31, 1997, investments in commercial paper are diversified among several industries with no significant concentration. At the time of purchase, all commercial paper investments are rated A-1 by S&P or P-1 by Moody's Rating Services.

See Notes to Financial Statements.

                          LIQUID CAPITAL INCOME TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1997
                                  (UNAUDITED)

INTEREST INCOME.............................................                   $ 5,471,931
EXPENSES -- NOTE B
  Management fees...........................................    $  509,230
  Custodian and transfer agent fees.........................       285,224
  Printing..................................................        50,406
  Postage...................................................        46,500
  Registration and filing fees..............................        18,600
  Trustees' fees............................................        12,000
  Professional fees.........................................        11,346
  Insurance expense.........................................         9,852
  Miscellaneous.............................................        11,250         954,408
                                                                ----------     -----------
INVESTMENT INCOME -- NET....................................                   $ 4,517,523
                                                                               ===========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED          YEAR ENDED
                                                                JANUARY 31,        JULY 31,
                                                                    1997             1996
                                                                ------------     ------------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
  Operations:
    Investment income -- net................................    $  4,517,523     $ 10,711,291
  Distributions to shareholders from net
    investment income.......................................      (4,517,523)     (10,711,291)
  Capital share transactions -- net.........................     (12,539,243)     (41,877,279)
                                                                ------------     ------------
         Total decrease in net assets.......................     (12,539,243)     (41,877,279)
NET ASSETS
  Beginning of period.......................................     205,508,605      247,385,884
                                                                ------------     ------------
  End of period.............................................    $192,969,362     $205,508,605
                                                                ============     ============

See Notes to Financial Statements.

                      CARNEGIE GOVERNMENT SECURITIES TRUST
                            STATEMENT OF NET ASSETS
                                JANUARY 31, 1997
                                  (UNAUDITED)

PRINCIPAL                                                                 MATURITY          VALUE
  AMOUNT                                                                DATES (1997)      (NOTE A)
----------                                                              ------------     -----------
              U.S. GOVERNMENT AGENCIES -- 79.8%
$2,000,000    Federal Home Loan Mortgage Corp., 5.22%...............       2/13            1,997,100
 4,000,000    Federal Home Loan Mortgage Corp., 5.22%...............       2/19            3,990,720
 1,000,000    Federal National Mortgage Association, 5.22%..........       2/21              997,390
 3,000,000    Federal National Mortgage Association, 5.23%..........       2/18            2,993,462
                                                                                         -----------
              TOTAL U.S. GOVERNMENT AGENCIES
                (Cost $9,978,672)...................................                       9,978,672
                                                                                         -----------
              REPURCHASE AGREEMENTS -- 20.3%
 2,610,000    Merrill Lynch Government Securities, Inc., 5.70%;
                Collateralized by $2,610,000 Federal National Mort-
                gage Association, 5.45% due 2/3/1997
                (repurchase proceeds $2,531,149)....................        2/3            2,530,000
                                                                                         -----------
              TOTAL INVESTMENTS -- 100.1%
                (Cost $12,508,672)..................................                      12,508,672
              OTHER ASSETS LESS LIABILITIES -- (.1%)................                          (7,949)
                                                                                         -----------
              NET ASSETS -- 100.0% -- equivalent to $1.00 per share
                for 12,500,723 outstanding Capital Shares in the
                Trust, $.10 par value (unlimited number of shares
                authorized) -- NOTE E...............................                     $12,500,723
                                                                                         ============

See Notes to Financial Statements.

                      CARNEGIE GOVERNMENT SECURITIES TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1997
                                  (UNAUDITED)

INTEREST INCOME.............................................                 $324,225
EXPENSES -- NOTE B
  Management fees...........................................    $ 30,482
  Custodian and transfer agent fees.........................      14,238
  Registration and filing fees..............................       7,825
  Professional fees.........................................       4,785
  Trustees' fees............................................       4,000
  Printing..................................................       3,776
  Postage...................................................       1,344
  Insurance expense.........................................         701
  Miscellaneous.............................................       1,242       68,393
                                                                --------     --------
INVESTMENT INCOME -- NET....................................                 $255,832
                                                                             ========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                                JANUARY 31,      JULY 31,
                                                                   1997            1996
                                                                -----------     -----------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
  Operations:
    Investment income -- net................................    $   255,832     $   637,972
  Distributions to shareholders from net
    investment income.......................................       (255,832)       (637,972)
  Capital share transactions -- net.........................       (237,023)     (1,687,130)
                                                                -----------     -----------
         Total decrease in net assets.......................       (237,023)     (1,687,130)
NET ASSETS
  Beginning of period.......................................     12,737,746      14,424,876
                                                                -----------     -----------
  End of period.............................................    $12,500,723     $12,737,746
                                                                ===========     ===========

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF NET ASSETS+
                                JANUARY 31, 1997
                                  (UNAUDITED)

PRINCIPAL                                                                                               VALUE
  AMOUNT                                                                                RATING*        (NOTE A)
----------                                                                              --------   ----------------
              MUNICIPAL SECURITIES -- 99.4%
              ALABAMA -- 6.1%
$  200,000    Alabama Special Care Facility Variable Rate Demand Revenue Bonds 3.50%,
              2/7/97.................................................................     Aaa        $    200,000
 1,200,000    Birmingham Baptist Medical Center Variable Rate Demand Revenue Bonds
              3.55%, 2/7/97..........................................................     Aa3           1,200,000
              ARIZONA -- 6.6%
 1,000,000    Arizona Health Facilities Authority Variable Rate Demand Revenue Bonds
              3.55%, 2/7/97..........................................................     Aaa           1,000,000
   500,000    Pima County Variable Rate Demand Industrial Development Revenue Bonds
              3.50%, 2/7/97..........................................................      NR             500,000
              CALIFORNIA -- 3.9%
   900,000    Los Angeles Regional Airports Variable Rate Demand Revenue Bonds 3.65%,
              2/7/97.................................................................     Aa2             900,000
              DELAWARE -- 1.8%
   400,000    Wilmington Hospital Franciscan Health System Variable Rate Demand
              Revenue Bonds 3.65%, 2/3/97............................................     Aa2             400,000
              HAWAII -- 4.4%
1,000,000..   Hawaii Housing Finance Variable Rate Demand Revenue Bonds 3.60%,
              2/7/97.................................................................      A1           1,000,000
              ILLINOIS -- 12.7%
   900,000    Illinois Health Facilities SSM Health Care Variable Rate Demand Revenue
              Bonds 3.50%, 2/7/97....................................................     Aaa             900,000
 1,000,000    Illinois Health Facilities Swedish Covenant Variable Rate Demand
              Revenue Bonds 3.50%, 2/7/97............................................     Aaa           1,000,000
 1,000,000    Saint Charles Industrial Development Pier 1 Imports Variable Rate
              Demand Revenue Bonds 3.55%, 2/7/97.....................................      AA           1,000,000
              KENTUCKY -- 4.8%
 1,100,000    Appalachian Regional Health Care Development Finance Authority Variable
              Rate Demand Revenue Bonds 3.50%, 2/7/97................................     Aa2           1,100,000
              LOUISIANA -- 4.4%
 1,000,000    Delhi Louisiana Industrial Development Variable Rate Demand Revenue
              Bonds 3.55%, 2/7/97....................................................      A1           1,000,000
              MARYLAND -- 4.4%
 1,000,000    Montgomery County Housing Oppnty. Variable Rate Demand Revenue Bonds
              3.55%, 2/7/97..........................................................      Aa           1,000,000
              MASSACHUSETTS -- 8.8%
   100,000    Massachusetts State Updates Variable Rate Demand Revenue Bonds 3.50%,
              2/7/97.................................................................     Aa2             100,000
 1,000,000    Massachusetts State Health & Educational Facility Authority Variable
              Rate Demand Revenue Bonds 3.50%, 2/7/97................................     Aa3           1,000,000
   900,000    Massachusetts State Industrial Finance Agency Variable Rate Demand
              Revenue Bonds 3.35%, 2/7/97............................................     Aaa             900,000
              MICHIGAN -- 4.4%
 1,000,000    Michigan State Hospital Finance Authority Variable Rate Demand Revenue
              Bonds 3.60%, 2/7/97....................................................      A1           1,000,000
              NEW YORK -- 3.9%
   900,000    New York State Medical Care Facilities Variable Rate Demand Revenue
              Bonds 3.45%, 2/7/97....................................................     Aa3             900,000

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                     STATEMENT OF NET ASSETS+ -- CONTINUED
                                JANUARY 31, 1997
                                  (UNAUDITED)

PRINCIPAL                                                                                               VALUE
  AMOUNT                                                                                RATING*        (NOTE A)
----------                                                                              --------   ----------------
              OHIO -- 13.1%
$  200,000    Muskingum County Variable Rate Demand Industrial Development Revenue
              Bonds 3.95%, 3/1/97....................................................     Aa2        $    200,000
 1,000,000    Ohio State Environmental Improvement Variable Rate Demand Revenue Bonds
              3.85%, 3/1/97..........................................................      A1           1,000,000
 1,000,000    Franklin County Bond Anticipation Notes 3.90%, 8/1/97..................    MIG-1          1,000,840
   800,000    Hamilton County Health System Variable Note Demand Revenue Bonds 3.75%,
              2/3/97.................................................................      A1             800,000
              OREGON -- 3.9%
   400,000    Port of Portland Pollution Control Variable Rate Demand Revenue Bonds
              3.65%, 2/3/97..........................................................     Aa3             400,000
   500,000    Umatilla County Hospital Facilities Variable Rate Demand Revenue Bonds
              3.65%, 2/3/97..........................................................     Aa2             500,000
              TENNESSEE -- 3.5%
   800,000    Metropolitan Nashville Airport Authority Variable Rate Demand Revenue
              Bonds 3.65%, 2/3/97....................................................      AA             800,000
              TEXAS -- 7.4%
   500,000    Bexar County Housing Finance Variable Rate Demand Revenue Bonds
              3.65%,2/7/97...........................................................     AA+             500,000
   700,000    Lone Star Texas Airport Variable Rate Demand Revenue Bonds 3.65%,
              2/3/97.................................................................    VMIG-1           700,000
   500,000    Lower Neches Valley Authority Variable Rate Demand Revenue Bonds 3.50%,
              2/7/97.................................................................     Aa2             500,000
              VIRGINIA -- 1.8%
   400,000    Fairfax County Industrial Development Authority Variable Rate Demand
              Revenue Bonds 3.55%, 2/7/97............................................      Aa             400,000
              WISCONSIN -- 3.5%
   800,000    Wisconsin Health Facilities Variable Rate Demand Revenue Bonds 3.50%,
              2/7/97.................................................................     Aaa             800,000
                                                                                                   ----------------
              TOTAL INVESTMENTS -- 99.4% (Cost $22,700,840)..........................                  22,700,840
              OTHER ASSETS LESS LIABILITIES -- .6%...................................                     145,795
                                                                                                   ----------------
              NET ASSETS -- 100% -- equivalent to $1.00 per share for 22,846,635 outstanding Capital Shares in the Trust, $.10 par value (unlimited
              number of shares authorized) -- Note E.................................                $ 22,846,635
                                                                                                   =================

+ Floating Rate Demand Notes (F.R.D.N.) and Floating Rate Participation
  Certificates (F.R.P.C.) are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Variable Rate Demand Notes (V.R.D.N.) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

* All ratings are stated as of January 31, 1997 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1997
                                  (UNAUDITED)

INTEREST INCOME..................................................                   $  429,061
EXPENSES -- NOTE B
  Management fees................................................    $   61,076
  Custodian and transfer fees....................................        10,535
  Registration and filing fees...................................         7,350
  Professional fees..............................................         5,580
  Trustees' fees.................................................         4,000
  Printing.......................................................         2,790
  Insurance Expense..............................................         1,334
  Postage........................................................         1,488
  Miscellaneous..................................................         4,370         98,523
                                                                     ----------     ----------
INVESTMENT INCOME -- NET.........................................                   $  330,538
                                                                                    ==========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                        ENDED          YEAR ENDED
                                                                     JANUARY 31,        JULY 31,
                                                                         1997             1996
                                                                     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
  Operations:
    Investment income -- net.....................................    $    330,538     $    718,521
  Distributions to shareholders from net
    investment income............................................        (330,538)        (718,521)
  Capital share transactions -- net..............................      (2,419,493)      (2,349,807)
                                                                     ------------     ------------
         Total decrease in net assets............................      (2,419,463)      (2,349,807)
NET ASSETS
  Beginning of period............................................      25,266,098       27,615,905
                                                                     ------------     ------------
  End of period..................................................    $ 22,846,635     $ 25,266,098
                                                                     ============     ============

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND

                  STATEMENT OF NET ASSETS -- JANUARY 31, 1997
                                  (UNAUDITED)

PRINCIPAL                                                                                                                VALUE
 AMOUNT                                                                                                   RATING*      (NOTE A)
---------                                                                                                ----------   -----------
             MUNICIPAL BONDS -- 93.4%
$ 750,000    Columbus Citation Housing Corp. Revenue Bonds 7.63%, 1/1/2022............................       AA       $   885,894
  250,000    Cuyahoga Cnty. Hosp.-Metro Health Sys. Revenue Bonds 6.90%, 2/15/2007....................      AAA           259,649
  500,000    Cuyahoga Cnty. Meridia Hlth. Care Sys. Revenue Bonds 7.00%, 8/15/2006....................       A            538,194
  500,000    Dublin Ohio City Schl Dist. General Obligation Bonds 6.20%, 12/1/2019....................      AAA           519,731
  800,000    Franklin Cnty. Hosp. Revenue Refunding & Improvement Riverside 7.60%, 5/15/2020..........      AAA           892,428
  600,000    Franklin Cnty. Riverside Hosp. Revenue Bonds 7.25%, 5/15/2020............................      AAA           662,954
  800,000    Hamilton Cnty. General Obligation Bonds 5.10%, 12/1/2013 - 12/1/2014.....................       AA           766,605
  850,000    Hamilton Cnty. Bethesda Hosp. Revenue Bonds 7.00%, 1/1/2009..............................       A            870,204
  450,000    Mahoning Cnty. Sanitary Sewer Sys. Revenue Bonds 7.50%, 2/1/2009.........................      AAA           486,909
  500,000    Mahoning Cnty. Western Reserve Care Sys. Revenue Bonds 5.38%, 10/15/2015.................      AAA           485,600
  500,000    Ohio Capital Corp. Housing Revenue Bonds 7.60%, 11/1/2023................................      AAA           530,051
  436,000    Ohio Housing Finance Agency Revenue Bonds 7.05% - 7.40%, 9/1/2015 - 9/1/2016.............      AAA           452,973
  120,000    Ohio State Higher Ed. Oberlin College Revenue Bonds 7.10%, 10/1/2012.....................       NR           131,087
  500,000    Ohio State Water Dev. Auth. Ref. & Impt. Revenue Bonds 5.50%, 12/1/2018..................      AAA           491,231
  250,000    Parma Community Hospital Revenue Bonds 7.13%, 11/15/2013.................................      AAA           264,442
  500,000    Richland Cnty. General Obligation Bonds 5.40%, 12/1/2015.................................      AAA           491,839
  150,000    Rural Lorain Water Auth. Ref. & Impt. Revenue Bonds 5.45%, 10/1/2018.....................      AAA           146,632
  500,000    Stark Cnty. General Obligation Bonds 5.70%, 11/15/2017...................................      AAA           504,422
  145,000    University Heights B General Obligation Bonds 6.20%, 12/1/2014...........................       A            151,741
  500,000    Washington Water Sys. Revenue Bonds 5.38%, 12/1/2019.....................................      AAA           483,367
                                                                                                                      -----------
             TOTAL MUNICIPAL BONDS -- (COST $9,615,775)...............................................                 10,015,953
                                                                                                                      -----------
             SHORT-TERM TAX EXEMPT INVESTMENTS -- 4.7%
  300,000    Lone Star Texas Airport Variable Rate Demand Revenue Bonds, 3.65%, 12/01/2014............       A            300,000
  200,000    Columbia Alabama Ind'l. Dev. Auth. Variable Rate Demand Revenue Bonds, 3.65%,
             10/01/2022...............................................................................       NR           200,000
                                                                                                                      -----------
             TOTAL SHORT-TERM TAX EXEMPT INVESTMENTS (COST $500,000)..................................                    500,000
                                                                                                                      -----------
             TOTAL INVESTMENTS -- 98.1% (COST $10,115,775)............................................                 10,515,953
             OTHER ASSETS LESS LIABILITIES -- 1.9%....................................................                    207,232
                                                                                                                      -----------
             NET ASSETS -- 100%.......................................................................                $10,723,185
                                                                                                                      ===========
             NET ASSET VALUE PER SHARE................................................................                $      9.48
                                                                                                                      ===========
             SHARES OUTSTANDING (unlimited number of shares authorized; $.10 par value) --
             NOTE C...................................................................................                  1,130,866
                                                                                                                      ===========
             MAXIMUM OFFERING PRICE PER SHARE (net asset value plus 4.71% of net amount invested or
             4.5% of the offering price)..............................................................                $      9.93
                                                                                                                      ===========
             NET ASSETS, AS OF JANUARY 31, 1997, ARE COMPRISED OF THE FOLLOWING:
             Aggregate paid in capital................................................................                $10,926,252
             Accumulated undistributed net realized losses............................................                   (603,245)
             Unrealized appreciation of investments -- net............................................                    400,178
                                                                                                                      -----------
                                                                                                                      $10,723,185
                                                                                                                      ===========
* All ratings are stated as of January 31, 1997 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1997
                                  (UNAUDITED)

INTEREST INCOME............................................................................................   $    327,312
                                                                                                              ------------
EXPENSES -- NOTE B
Management fees............................................................................................         27,255
Trustee fees...............................................................................................          4,600
Shareholder reporting......................................................................................          2,760
Transfer agent fees........................................................................................          2,632
Professional fees..........................................................................................          2,392
Custodian fees.............................................................................................          1,258
Insurance expense..........................................................................................            672
Miscellaneous expenses.....................................................................................          7,360
                                                                                                              ------------
    Total expenses.........................................................................................         48,929
                                                                                                              ------------
NET INVESTMENT INCOME......................................................................................        278,383
                                                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain on investments...............................................................................         42,791
Change in unrealized appreciation of investments...........................................................         43,151
                                                                                                              ------------
Net gain on investments....................................................................................         85,942
                                                                                                              ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.................................................................   $    364,325
                                                                                                              ============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                   ENDED             YEAR ENDED
                                                                              JANUARY 31, 1997      JULY 31, 1996
                                                                              ----------------      -------------
INCREASE (DECREASE)
  IN NET ASSETS
OPERATIONS
Net investment income......................................................     $    278,383         $    636,768
Realized gain/(loss) on investments -- net.................................           42,791               13,258
Change in unrealized appreciation of investments -- net....................           43,151              (96,894)
                                                                              ----------------      -------------
Net increase in net assets from operations.................................          364,325              553,132
                                                                              ----------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME -- NOTE A.........         (278,383)            (636,768)
CAPITAL SHARE TRANSACTIONS -- NOTE C
Shares sold................................................................          477,157            2,185,962
Shares issued on reinvestment of distributions.............................          184,869              428,112
                                                                              ----------------      -------------
                                                                                     662,026            2,614,074
Shares redeemed............................................................       (1,680,771)          (2,322,971)
                                                                              ----------------      -------------
Net increase/(decrease) from capital shares transactions...................       (1,018,745)             291,103
                                                                              ----------------      -------------
         Total increase/(decrease) in net assets...........................         (932,803)             207,467
NET ASSETS
Beginning of period........................................................       11,655,988           11,448,521
                                                                              ----------------      -------------
End of period..............................................................     $ 10,723,185         $ 11,655,988
                                                                                ============          ===========

See Notes to Financial Statements.

                      CARNEGIE FUNDS GROUP (THE "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

    Liquid Capital Income Trust (LCI), Carnegie Government Securities Trust
(CGST) and Carnegie Tax Free Income Trust (CTF) (the "Money Funds") are money market funds. The Trusts are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.

    Carnegie Tax-Exempt Income Trust is a business trust organized under the laws of the State of Ohio pursuant to a Declaration of Trust dated September 19, 1985 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust offers shares of beneficial interest in the Ohio General Municipal Fund ("Ohio General"). Ohio General is managed in accordance with the investment objectives and policies of the Fund.

    The following is a summary of significant accounting policies followed by the Trusts. The policies are in conformity with generally accepted accounting principles.

    Security valuations -- Investment securities for LCI, CGST and CTF are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity. The cost of portfolio securities is substantially the same for financial reporting and federal income tax purposes.

    The value of municipal obligations held by Ohio General are furnished by pricing services approved by the Trust's Board of Trustees using methods based on market transactions for comparable securities and other factors which are generally recognized by institutional traders. Short-term portfolio securities are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity.

    Security transactions and related investment income -- Security transactions are accounted for on the trade date (date order to buy or sell is executed). Interest income is determined on the basis of accrued interest and discount earned (including original issue and market discount) and premium amortized. Realized gains and losses, if any, on sales of securities are calculated on the identified cost basis.

    Repurchase Agreements -- For LCI and CGST, all repurchase agreements are collateralized by United States Government Securities and such collateral is in the possession of the Trusts' custodian. Each Trust evaluates collateral daily. The market value of collateral is noted in the Statement of Net Assets. Unless otherwise noted, the purchase date for all repurchase agreements was January 31, 1997.

    Federal income taxes -- The Trusts have elected to fulfill the applicable requirements of the Internal Revenue Code relating to regulated investment companies by distributing all income to shareholders and, accordingly, no provision for federal income taxes is required.

    Distributions paid by Ohio General from net investment income on tax-exempt municipal obligations are not includable by shareholders as gross income for federal income tax purposes because Ohio General has fulfilled certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable Ohio General to pay exempt-interest distributions. For the year ended July 31, 1996, Ohio General had capital loss carryovers for federal income tax purposes of $387,830. If unused, such amount will expire on July 31, 1999.

    Securities purchased on a when-issued basis -- Delivery and payment for securities which have been purchased on a when-issued or delayed delivery basis can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. The Trusts instruct the custodian to segregate assets in a separate account with a market value equal to the amount of its purchase commitment. At January 31, 1997, there were no when-issued securities.

    Capital share transactions and distributions to shareholders -- The Money Funds' shares are sold in continuous public offerings and are redeemed at their respective net asset values. LCI and CGST declare and pay dividends each business day to distribute their net investment income and realized net short-term capital gains, if any. CTF declares a dividend each business day and pays the dividend monthly. For LCI and CGST, all such dividends are automatically reinvested in additional shares of the applicable Trust at their respective net asset values. For CTF, the shareholders may elect a cash distribution of dividends or elect automatic reinvestment in additional shares of the Trust at its net asset value.

    Ohio General shares are sold in a continuous public offering and are redeemed at the net asset value. The Fund declares distributions each business day and pays the distributions monthly. Shareholders may elect to reinvest such distributions at the net asset value on the payment date or receive the distributions in cash.

NOTE B -- MANAGEMENT FEE AND DISTRIBUTION FEE

    Pursuant to the investment advisory contract (the "Advisory Contract") in effect between the Trusts and Carnegie Capital Management Company ("CCMC"), CCMC is responsible for the management of the investments for the Trusts, and the overall management of the business affairs, subject to the general supervision and control of the Board of Trustees.

    CCMC performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolios of the Trusts and furnishes office facilities and certain clerical and administrative services. In addition, CCMC, together with Carnegie Fund Distributors, Inc. ("CFD"), the Fund's principal underwriter and a wholly-owned subsidiary of CCMC, bears promotional expenses, including costs of printing and distributing prospectuses utilized for promotional purposes, other than those waived under the Distribution Expense Plan described below.

    LCI compensates CCMC with a management fee at an annual rate of .50% of LCI's average daily net assets up to $700 million, .45% of the next $500 million, .40% of the next $800 million and .35% of the average daily net assets exceeding $2.0 billion. For the six months ended January 31, 1997, LCI had $85,776 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $509,230.

    CGST compensates CCMC with a management fee at an annual rate of .50% of CGST's average daily net assets up to $100 million, .40% of the next $200 million and .35% of average daily net assets in excess of $300 million. For the six months ended January 31, 1997, CGST had $5,185 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $30,482.

    CTF compensates CCMC with a management fee at an annual rate of .50% of CTF's average daily net assets. For the six months ended January 31, 1997, CTF had $10,132 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $61,076.

    Ohio General compensates CCMC with a management fee at an annual rate of .50% of Ohio General's average daily net assets. For the six months ended
January 31, 1997, Ohio General had $4,435 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $27,255.

    In addition, in the event that the aggregate operating expenses of the Money Funds and Ohio General (excluding certain expenses and, where permitted by applicable state securities regulations, expenses incurred as part of the Distribution Expense Plan described below) exceed any expense limitations imposed by applicable state securities regulations, CCMC will reimburse 100% of such excess expenses. There were no excess expenses for the six months ended January 31, 1997.

    The Trustees have adopted a Distribution Expense Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Ohio General. Pursuant to the Distribution Expense Plan, Ohio General will pay to CFD quarterly a Distribution Fee at the annual rate of .30 of 1% of the average daily net assets. If actual Distribution Expenses incurred for the year are less than the yearly Distribution Fee, as calculated above, the Ohio General will pay an amount equal to such Distribution Expenses. CFD is required to use .20 of 1% of such fee to make continuing payments to authorized securities dealers for their continuing distribution and promotional assistance in connection with the sale of the shares of Ohio General. The remaining portion of the Distribution Fee must be utilized by CFD for expenses incurred which are primarily intended to result in the sale of shares including, but not limited to, paying for the preparation, printing and distribution of sales literature and other promotional materials to existing and prospective investors and by directly or indirectly purchasing radio, television, newspaper and other media advertising and conducting sales seminars, sales contests, and other incentives. Distribution fees in the amount of $32,410 for the six months ended January 31, 1997 were waived for the Ohio General Municipal Fund.

    For the six months ended January 31, 1997, CFD received sales charges paid by the purchasers of Ohio General's shares of $3,827. Such sales charges are not expenses of Ohio General and hence are not reflected in the accompanying Statements of Operations. CCMC, CFD and the Trusts have certain officers in common.

    LCI compensates independent trustees with a quarterly fee of $1,500. CGST, CTF and Ohio General compensate trustees with a quarterly fee of $500.

NOTE C -- CAPITAL SHARES

    Transactions in capital shares were as follows:

                                                                      SIX MONTHS
                                                                        ENDED
                                                                     JANUARY 31,         YEAR ENDED
                                                                         1997          JULY 31, 1996
                                                                    --------------     --------------
LCI
  Shares sold...................................................       199,233,207        523,164,749
  Shares issued on reinvestment of distributions................         4,517,523         10,711,291
                                                                    --------------     --------------
                                                                       203,750,730        533,876,040
  Shares redeemed...............................................      (216,289,973)      (575,753,319)
                                                                    --------------     --------------
  Net decrease in capital shares................................       (12,539,243)       (41,877,279)
                                                                    ===============    ===============
CGST
  Shares sold...................................................         9,259,926         46,242,801
  Shares issued on reinvestment of distributions................           255,832            637,972
                                                                    --------------     --------------
                                                                         9,515,758         46,880,773
  Shares redeemed...............................................        (9,752,781)       (48,567,903)
                                                                    --------------     --------------
  Net decrease in capital shares................................          (237,023)        (1,687,130)
                                                                    ===============    ===============
CTF
  Shares sold...................................................        19,032,287         53,251,073
  Shares issued on reinvestment of distributions................           330,538            718,521
                                                                    --------------     --------------
                                                                        19,362,825         53,969,594
  Shares redeemed...............................................       (21,782,288)       (56,319,401)
                                                                    --------------     --------------
  Net decrease in capital shares................................        (2,419,463)        (2,349,807)
                                                                    ===============    ===============
Ohio General
  Shares sold...................................................            50,411            226,209
  Shares issued on reinvestment of distributions from net
    investment income...........................................            19,508             47,504
                                                                    --------------     --------------
                                                                            69,919            273,713
Shares redeemed.................................................          (177,504)          (245,855)
                                                                    --------------     --------------
Net increase/(decrease) in capital shares.......................          (107,585)            27,858
                                                                    ===============    ===============

NOTE D -- PURCHASES AND SALES OF INVESTMENT SECURITIES -- OHIO GENERAL MUNICIPAL FUND

    The value of securities sold during the six months period ended January 31, 1997 amounted to $1,067,750. Excluding short-term securities, there were no purchases of investment securities during the same period.

    For Federal income tax purposes, the identified cost of securities owned on January 31, 1997 was $10,115,775. Aggregate unrealized appreciation on the cost basis of investments was $477,368 and aggregate unrealized depreciation was $77,190. Net realized appreciation at January 31, 1997 was $400,178.

NOTE E -- NET ASSETS

    Net Assets, as of January 31, 1997, are comprised of the following:

                                                                      LCI           CGST           CTF
                                                                  ------------   -----------   -----------
Capital shares, at par..........................................  $ 22,198,968   $ 1,273,775   $ 2,284,664
Capital shares in excess of par.................................   199,790,715    11,463,971    20,561,971
                                                                  ------------   -----------   -----------
        Net Assets..............................................  $221,989,683   $12,737,746   $22,846,635
                                                                  =============  ============  ============